Derivatives (Details Textuals) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Maximum counterparty loss	$ 26.7
Maximum counterparty loss with netting feature	$ 21.7